Acquisitions	12 Months Ended
Oct. 31, 2020
Acquisitions [Abstract]
Acquisitions
33 Acquisitions

Summary of acquisitions

				Consideration
	Carrying value at acquisition	Fair value adjustments	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the 12 months ended October 31, 2020:
ATAR Labs	0.9	5.0	1.4	-	7.3	7.3
	0.9	5.0	1.4	-	7.3	7.3
Acquisitions in the 12 months ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business	(2,487.8)	4,143.7	4,858.3	6,514.2	-	6,514.2
COBOL-IT	(3.0)	14.0	5.6	-	16.7	16.7
	(2,490.8)	4,157.7	4,863.9	6,514.2	16.7	6,530.9

Acquisitions in the 12 months ended October 31, 2020:

1          ATAR Labs
On July 7, 2020, the Group completed the acquisition of ATAR Labs (“ATAR Labs”). ATAR Labs integrates into the ArcSight portfolio to create a fast-acting environment against threats with top-of-the-line capabilities.

Total consideration of $7.3 million consists of initial consideration of $6.0 million with a further deferred consideration payment of $1.3 million to be paid in two yearly instalments. The Group has not presented the full IFRS 3 “Business Combinations” disclosures as this acquisition is not material to the Group, given that it was an acquisition of a business with a carrying value of $1.7 million of assets and $0.8 million of liabilities.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

		Carrying value at acquisition	Fair value adjustments	Fair value

	Note	$m	$m	$m
Intangible assets – purchased[1]	11	1.6	5.0	6.6
Other current assets		0.1	-	0.1
Borrowings		(0.1)	-	(0.1)
Provisions – short-term	21	(0.4)	-	(0.4)
Deferred income – short-term		(0.3)	-	(0.3)
Net assets		0.9	5.0	5.9
Goodwill (note 10)				1.4
Consideration				7.3

Consideration satisfied by:
Cash				6.0
Deferred consideration to be settled in cash				1.3
				7.3

The fair value adjustments relate to:
[1] Purchased intangible assets of $6.6 million have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of ArcSight.

Acquisitions in the 12 months ended October 31, 2019:

1          Acquisition of Interset Software Inc.
On February 15, 2019, the Group completed the acquisition of Interset Software Inc. (“Interset”), a worldwide leader in security analytics software that provides highly intelligent and accurate cyber-threat protection. The addition of this predictive analytics technology adds depth to Micro Focus’ Security, Risk & Governance portfolio, and aligns with the Company’s strategy to help customers quickly and accurately validate and assess risk as they digitally transform their businesses.

Consideration of $89.0m consists of completion payment of $85.0 million, working capital adjustments and net cash adjustments. The Group did not presented the full IFRS 3 “Business Combinations” disclosures as this acquisition is not material to the Group, given that it was an acquisition of a business with a carrying value of $5.5 million of assets and $4.6 million of liabilities.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. The fair value review was finalised in the 12-month period following completion, which ended on February 15, 2020. No adjustments were identified

		Carrying value at acquisition	Fair value adjustments	Fair value

	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short term		(0.1)	-	(0.1)
Provisions – short-term	21	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
1
Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

2	Deferred income has been valued taking account of the remaining performance obligations.

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer

Acquisitions in the year ended October 31, 2018:

1          Acquisition of the HPE Software business
On September 1, 2017, the Company completed the acquisition of HPE’s software business (“HPE Software”) by way of merger with a wholly owned subsidiary of HPE incorporated to hold the business of HPE Software in accordance with the terms of the previously announced merger agreement (“Completion”). Accordingly, on Admission, American Depositary Shares representing 222,166,897 Consideration Shares were issued to HPE Shareholders, representing 50.1% of the fully diluted share capital of the Company. The fair value of the ordinary shares issued was based on the listed share price of the Company as of August 31, 2017 of $6.5 billion. The costs of acquiring the HPE Software business of $70.1 million are included in exceptional items (note 4) and include costs relating to due diligence work, legal work on the acquisition agreement and professional advisors on the transaction.

There was judgment used in identifying who the accounting acquirer was in the acquisition of the HPE Software business, as the resulting shareholdings were not definitive to identify the entity, which obtains control in the transaction. The Group considered the other factors laid down in IFRS, such as the composition of the governing body of the combined entity, composition of senior management of the combined entity, the entity that issued equity interest, terms of exchange of equity interests, the entity which initiated the combination, relative size of each entity, the existence of a large minority voting interest in the combined entity and other factors (e.g. location of headquarters of the combined entity and entity name). The conclusion of this assessment is that the Company is the accounting acquirer of the HPE Software business, and the acquisition accounting, as set out below, has been performed on this basis.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets	72.8	6,467.0	6,539.8
Property, plant and equipment	160.1	-	160.1
Other non-current assets	41.9	-	41.9
Inventories	0.2	-	0.2
Trade and other receivables	721.2	-	721.2
Current tax recoverable	0.5	-	0.5
Cash and cash equivalents	320.7	-	320.7
Trade and other payables	(686.8)	1.6	(685.2)
Current tax liabilities	(9.9)	-	(9.9)
Borrowings	(2,547.6)	-	(2,547.6)
Short-term provisions	(30.2)	-	(30.2)
Short-term deferred income [2]	(701.2)	58.0	(643.2)
Long-term deferred income [2]	(116.9)	8.7	(108.2)
Long-term provisions	(39.0)	-	(39.0)
Retirement benefit obligations	(71.5)	-	(71.5)
Other non-current liabilities	(52.3)	12.1	(40.2)
Deferred tax assets/(liabilities) [3]	450.2	(2,403.7)	(1,953.5)
Net (liabilities)/assets	(2,487.8)	4,143.7	1,655.9
Goodwill	-		4,858.3
Consideration			6,514.2

Consideration satisfied by:
Shares			6,514.2

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $4,858.3 million has been capitalized. The Group made a repayment of working capital in respect of the HPE Software business acquisition of $225.8 million in the period.

Trade and other receivables are net of a provision for impairment of trade receivables of $21.5 million.

Acquisitions in the year ended October 31, 2018 continued:

1	Acquisition of the HPE Software business continued

A fair value review has been carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

The fair value adjustments include:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of the HPE Software business;

[2]          Deferred income has been valued taking account of the remaining performance obligations; and
[3]          A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:

Fair value
$m
Technology	1,809.0
Customer relationships	4,480.0
Trade names	163.0
Leases	15.0
6,467.0

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

As a consequence of the HPE Software business transaction, the Group is subject to potentially significant restrictions relating to tax issues that could limit the Group’s ability to undertake certain corporate actions (such as the issuance of Micro Focus shares or Micro Focus ADSs or the undertaking of a merger or consolidation) that otherwise could be advantageous to the Group. The Group is obliged to indemnify HPE for tax liabilities relating to the separation of the HPE Software business from HPE if such liabilities are triggered by actions taken by the Group. The Group has robust procedures in place, including on-going consultation with its tax advisors, to ensure no such triggering actions are taken.

2	Acquisition of COBOL-IT, SAS

On December 1, 2017, the Group completed on the acquisition of COBOL-IT SAS (“COBOL-IT”). COBOL-IT is in the business of designing, editing and commercialization of software, IT devices and related services.

Consideration of $16.7 million consists of a completion payment of Euro 11.3 million, retention amounts of Euro 2.7 million payable at a later date, working capital adjustments and net cash adjustments. The Group did not present the full IFRS 3 “Business Combinations” disclosures as this acquisition was not material to the Group.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. The fair value review was finalised in the 12-month period following completion, which ended on November 30, 2018. Goodwill of $5.6 million, deferred tax liabilities of $3.9 million, purchased intangibles of $14.0 million (Purchased Technology $1.5 million, Customer relationships $12.3 million and Trade names $0.2 million) and cash of $1.0 million were recorded as a result of the COBOL-IT acquisition and no adjustments were identified.

3	Acquisition of Covertix

On May 15, 2018, the Group entered into an Asset Purchase Agreement (“the agreement”) to acquire certain assets of Covertix, an Israeli company that had entered voluntary liquidation in April 2018. Covertix used their patented solutions to develop and sell security products that offered control and protection of confidential files when shared with both internal and external parties. Prior to entering liquidation Covertix had offices in Israel and the US, with partners in the Netherlands and Singapore.

Under the agreement, the Group paid $2.5 million in cash to acquire certain equipment, patents, and licence rights under certain agreements, and seven employees all involved in R&D activities. The purchase completed on July 26, 2018.

Under IFRS 3, the Covertix Ltd. acquisition was considered to be a business combination, however due to the immaterial amount of the transaction, the assets acquired have been recorded at cost and are being amortized over their useful lives within the ledgers of the acquiring entities. The Company did not create a new subsidiary for Covertix and no goodwill has been recorded.